Geographical Information - Summary Of Long-Lived Assets by Geographic Location (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Long-Lived Assets	$ 1,598	$ 2,571
United States
Long-Lived Assets	1,303	1,876
Bulgaria
Long-Lived Assets	123	317
Finland
Long-Lived Assets	131	355
Other Countries [Member]
Long-Lived Assets	$ 41	$ 23